Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 957	$ 1,202	$ 1,268
Charged to Costs and Expenses	1,136	1,334	1,762
Charged to Other Accounts	38	(28)	29
Acquisitions	0	0	2
Deductions	1,253	1,551	1,859
Balance at End of Period	$ 878	$ 957	$ 1,202